1
Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments March 31, 2024
(Unaudited)
DIAX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.9%
X –
COMMON STOCKS - 99 .7 % X 600,142,944
Banks - 3.3%
98,761 JPMorgan Chase & Co $ 19,781,828
Total Banks 19,781,828
Capital Goods - 14.3%
98,761 3M Co 10,475,579
98,761 (b) Boeing Co/The 19,059,886
98,761 (c) Caterpillar Inc 36,188,993
98,761 Honeywell International Inc 20,270,695
Total Capital Goods 85,995,153
Consumer Discretionary Distribution & Retail - 9.3%
98,761 (b) Amazon.com Inc 17,814,509
98,761 Home Depot Inc/The 37,884,720
Total Consumer Discretionary Distribution & Retail 55,699,229
Consumer Durables & Apparel - 1.5%
98,761 NIKE Inc, Class B 9,281,559
Total Consumer Durables & Apparel 9,281,559
Consumer Services - 4.6%
98,761 McDonald's Corp 27,845,664
Total Consumer Services 27,845,664
Consumer Staples Distribution & Retail - 1.0%
98,761 Walmart Inc 5,942,449
Total Consumer Staples Distribution & Retail 5,942,449
Energy - 2.6%
98,761 Chevron Corp 15,578,560
Total Energy 15,578,560
Financial Services - 15.2%
98,761 (c) American Express Co 22,486,892
98,761 (c) Goldman Sachs Group Inc/The 41,251,482
98,761 Visa Inc, Class A 27,562,220
Total Financial Services 91,300,594
Food, Beverage & Tobacco - 1.0%
98,761 Coca-Cola Co/The 6,042,198
Total Food, Beverage & Tobacco 6,042,198
Health Care Equipment & Services - 8.1%
98,761 UnitedHealth Group Inc 48,857,067
Total Health Care Equipment & Services 48,857,067
Household & Personal Products - 2.7%
98,761 Procter & Gamble Co/The 16,023,972
Total Household & Personal Products 16,023,972
Insurance - 3.8%
98,761 Travelers Cos Inc/The 22,728,857
Total Insurance 22,728,857

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)
2
DIAX
Shares Description (a) Value
Materials - 0.9%
98,761 Dow Inc $ 5,721,225
Total Materials 5,721,225
Media & Entertainment - 2.0%
98,761 Walt Disney Co/The 12,084,396
Total Media & Entertainment 12,084,396
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
98,761 (c) Amgen Inc 28,079,727
98,761 Johnson & Johnson 15,623,003
98,761 Merck & Co Inc 13,031,514
Total Pharmaceuticals, Biotechnology & Life Sciences 56,734,244
Semiconductors & Semiconductor Equipment - 0.7%
98,761 Intel Corp 4,362,273
Total Semiconductors & Semiconductor Equipment 4,362,273
Software & Services - 15.0%
98,761 International Business Machines Corp 18,859,400
98,761 Microsoft Corp 41,550,728
98,761 Salesforce Inc 29,744,838
Total Software & Services 90,154,966
Technology Hardware & Equipment - 3.6%
98,761 (c) Apple Inc 16,935,536
98,761 Cisco Systems Inc 4,929,162
Total Technology Hardware & Equipment 21,864,698
Telecommunication Services - 0.7%
98,761 Verizon Communications Inc 4,144,012
Total Telecommunication Services 4,144,012
Total Common Stocks
(cost $210,981,258) 600,142,944
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .2 % X 6,874,242
2,450
SPDR Dow Jones Industrial Average ETF Trust
$ 974,512
22,700
Vanguard Total Stock Market ETF
5,899,730
Total Exchange-Traded Funds
(cost $6,141,439) 6,874,242
Type Description (d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0%
Put S&P 500 Index 30 $ 13,500,000 $ 4500 4/19/24 $ 5,025
Total Options Purchased
(cost $12,071) 30 $ 13,500,000 5,025
Total Long-Term Investments
(cost $217,134,768) 607,022,211
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
378 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(g) $ 378
Total Investments Purchased with Collateral from Securities Lending
(cost $378) 378

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1%
X –
REPURCHASE AGREEMENTS - 0 .1 % X 804,125
$ 804 (h) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 $ 804,125
Total Repurchase Agreements
(cost $804,125) 804,125
Total Short-Term Investments
(cost $804,125) 804,125
Total Investments (cost $ 217,939,271 ) - 101 .0% 607,826,714
Other Assets & Liabilities, Net -  (1.0)% (6,085,115)
Net Assets Applicable to Common Shares - 100% $ 601,741,599
Options Written
Type Description (d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call S&P 500 Index (60) $ (31,200,000) $ 5,200 4/05/24 $ (398,700)
Call Russell 2000 Index/Old (44) (9,680,000) 2,200 4/19/24 (51,920)
Call S&P 500 Index (200) (102,700,000) 5,135 4/19/24 (2,949,000)
Call S&P 500 Index (40) (20,800,000) 5,200 4/19/24 (379,400)
Call S&P 500 Index (50) (26,500,000) 5,300 4/19/24 (175,750)
Call S&P 500 Index (35) (18,375,000) 5,250 4/30/24 (276,850)
Call S&P 500 Index (100) (52,600,000) 5,260 4/30/24 (735,000)
Call S&P 500 Index (40) (21,200,000) 5,300 4/30/24 (208,000)
Call S&P 500 Index (100) (53,000,000) 5,300 5/10/24 (700,000)
Total Options Written (premiums received $4,150,043) (669) $(336,055,000) $(5,874,620)

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)
4
DIAX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 600,142,944 $ – $ – $ 600,142,944
Exchange-Traded Funds 6,874,242 – – 6,874,242
Options Purchased 5,025 – – 5,025
Investments Purchased with Collateral from
Securities Lending 378 – – 378
Short-Term Investments:
Repurchase Agreements – 804,125 – 804,125
Investments in Derivatives:
Options Written (5,874,620) – – (5,874,620)
Total
$ 601,147,969 $ 804,125 $ – $ 601,952,094
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $804,268 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $820,239.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt